Share-based compensation - Supervisory Board Members Plan (Details) - Supervisory Board Members Plan	Dec. 17, 2025 USD ($) EquityInstruments item	Nov. 12, 2024 USD ($) EquityInstruments item
Share-based compensation
Number granted | EquityInstruments	94,006	85,502
Number of Supervisory Board Members that have been granted awards | item	5	5
Grant date fair value | $	$ 8.51	$ 6.14